GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 14,704	$ 14,471	$ 17,323
United states
Net sales	7,767	6,970	8,536
United Kingdom
Net sales	1,852	1,930	1,518
Netherlands
Net sales	1,703	1,465	1,577
Germany
Net sales	1,332	1,549	1,316
Israel [Member]
Net sales	869	567	127
South Africa
Net sales	328	933	1,479
Ireland
Net sales	19	182	1,230
Other
Net sales	$ 834	$ 875	$ 1,540